CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Income and Comprehensive Income [Abstract]
Net income	$ 54,639	$ 107,495	$ 127,869
Comprehensive loss assumed by non-controlling interests	0	2	910
Other comprehensive income / (loss) (Actuarial gain / (loss))	306	(96)	(82)
Comprehensive income attributed to Diana Shipping Inc.	$ 54,945	$ 107,401	$ 128,697